Share Capital (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($) shares
February 2020 Offering
Statement [Line Items]
Number of common shares issued | shares	6,333,984
Common shares issued, impact on share capital | $	$ 15,000
Cash share issue costs | shares	0
Cash share issue costs, impact on share capital | $	$ (247)
Proceeds net of share issue costs | shares	6,333,984
Proceeds net of share issue costs, impact on share capital | $	$ 14,753
October 2021 Offering
Statement [Line Items]
Number of common shares issued | shares	7,461,450
Common shares issued, impact on share capital | $	$ 5,596
Cash share issue costs | shares	0
Cash share issue costs, impact on share capital | $	$ (211)
Proceeds net of share issue costs | shares	7,461,450
Proceeds net of share issue costs, impact on share capital | $	$ 5,385
September 2020 Offering
Statement [Line Items]
Number of flow-through shares issued | shares	5,000,000
Flow-through shares issued, impact on share capital | $	$ 17,500
Flow-through share premium liability | shares	0
Flow-through share premium liability, impact on share capital | $	$ (7,500)
Number of common shares issued | shares	2,750,000
Common shares issued, impact on share capital | $	$ 5,500
Cash share issue costs | shares	0
Cash share issue costs, impact on share capital | $	$ (1,518)
Proceeds net of share issue costs | shares	7,750,000
Proceeds net of share issue costs, impact on share capital | $	$ 13,982